Document and Entity Information	12 Months Ended
Jul. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2012
Registrant Name	INTERMEDIATE MUNICIPAL TRUST/
Central Index Key	0000770116
Amendment Flag	false
Document Creation Date	Dec. 27, 2012
Document Effective Date	Dec. 27, 2012
Prospectus Date	Jul. 31, 2012